Concentrations (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial Advisor [Member] | Supplier Expenditures [Member]
Concentration Risk [Line Items]
Concentration risk (as a percent)	12.00%
Supplier Expenditures Total [Member]
Concentration Risk [Line Items]
Total expense		$ 287,000	$ 582,000	$ 679,481
Concentration risk (as a percent)		15.00%	15.00%	10.10%
Accounts Payable [Member] | Financial Advisor One [Member]
Concentration Risk [Line Items]
Concentration risk (as a percent)			25.00%
Accounts Payable [Member] | Financial Advisor Two [Member]
Concentration Risk [Line Items]
Concentration risk (as a percent)			12.00%
Accounts Payable [Member] | Development Firm [Member]
Concentration Risk [Line Items]
Total expense				$ 679,481
Concentration risk (as a percent)			10.00%	13.20%
Accounts Payable [Member] | Outside Legal Firm [Member]
Concentration Risk [Line Items]
Concentration risk (as a percent)			16.00%
Revenue [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk (as a percent)		10.00%	10.00%	10.00%	10.00%
Outstanding Accounts [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk (as a percent)			12.00%
Outstanding Accounts [Member] | Two Customer [Member]
Concentration Risk [Line Items]
Concentration risk (as a percent)			25.00%	10.00%	10.00%